Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Gross Carrying Amount	$ 3,134,439	$ 3,145,120
Accumulated Amortization	(1,466,078)	(1,404,328)
Transit, street furniture and other outdoor contractual rights [Member]
Other Intangible Assets
Gross Carrying Amount	771,321	785,303
Accumulated Amortization	(411,850)	(403,955)
Customer/advertiser relationships [Member]
Other Intangible Assets
Gross Carrying Amount	1,212,245	1,210,245
Accumulated Amortization	(556,200)	(526,197)
Talent contracts [Member]
Other Intangible Assets
Gross Carrying Amount	344,254	344,255
Accumulated Amortization	(186,810)	(177,527)
Representation contracts [Member]
Other Intangible Assets
Gross Carrying Amount	245,099	243,970
Accumulated Amortization	(178,821)	(171,069)
Permanent easements [Member]
Other Intangible Assets
Gross Carrying Amount	173,383	173,374
Accumulated Amortization	0	0
Other [Member]
Other Intangible Assets
Gross Carrying Amount	388,137	387,973
Accumulated Amortization	$ (132,397)	$ (125,580)